UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2021

Date of reporting period:	2/28/2021

Item 1 – Reports to Stockholders

PGIM JENNISON BLEND FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Jennison Blend Fund informative and useful. The report covers performance for the six-month period ended February 28, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Blend Fund

April 15, 2021

PGIM Jennison Blend Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 2/28/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	19.74	36.88	16.41	10.84	—
Class C	19.08	42.34	16.70	10.59	—
Class Z	19.89	45.25	18.07	11.78	—
Class R6	19.94	45.23	N/A	N/A	16.41 (10/26/17)
Russell 3000® Index
	13.45	35.33	17.41	13.44	—
S&P 500 Index
	9.75	31.27	16.82	13.42	—

Average Annual Total Returns as of 2/28/21 Since Inception (%)
					Class R6 (10/26/17)
Russell 3000 Index					15.22
S&P 500 Index					14.66

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	None	None

Benchmark Definitions

Russell 3000 Index—The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest US companies representing approximately 98% of the investable US equity market. The Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is reconstituted annually to ensure new and growing equities are included.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM Jennison Blend Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 2/28/21

Ten Largest Holdings	Line of Business	% of Net Assets
Apple, Inc.	Technology Hardware, Storage & Peripherals	2.5%
Amazon.com, Inc.	Internet & Direct Marketing Retail	2.2%
Tesla, Inc.	Automobiles	1.9%
Shopify, Inc. (Canada) (Class A Stock)	IT Services	1.7%
Microsoft Corp.	Software	1.7%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.5%
ConocoPhillips	Oil, Gas & Consumable Fuels	1.4%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	1.1%
JPMorgan Chase & Co.	Banks	1.1%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	1.1%

Holdings reflect only long-term Investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Blend Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Blend Fund		Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,197.40	0.93%	$5.07
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
Class C	Actual	$1,000.00	$1,190.80	1.99%	$10.81
	Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94
Class Z	Actual	$1,000.00	$1,198.90	0.64%	$3.49
	Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21
Class R6	Actual	$1,000.00	$1,199.40	0.64%	$3.49
	Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2021, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of February 28, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 98.6%

COMMON STOCKS

Aerospace & Defense 1.5%
Airbus SE (France)*	46,175	$5,362,684
Curtiss-Wright Corp.	19,451	2,149,141
Raytheon Technologies Corp.	81,980	5,901,740
Safran SA (France)*	31,412	4,293,989

		17,707,554

Air Freight & Logistics 0.4%
FedEx Corp.	19,063	4,851,533

Airlines 0.3%
Delta Air Lines, Inc.	73,643	3,530,445

Auto Components 0.2%
Patrick Industries, Inc.	24,781	1,955,964

Automobiles 2.7%
General Motors Co.	171,528	8,804,532
Tesla, Inc.*	32,941	22,251,646

		31,056,178

Banks 7.4%
Ameris Bancorp	43,580	2,076,151
Bank of America Corp.	272,345	9,453,095
BankUnited, Inc.	113,345	4,555,336
Byline Bancorp, Inc.	99,642	1,984,869
Citigroup, Inc.	105,095	6,923,659
Community Bank System, Inc.	16,649	1,185,242
Eastern Bankshares, Inc.*	98,326	1,731,521
First Bancorp/Southern Pines NC	69,804	2,811,007
First Foundation, Inc.	171,742	3,924,305
Fulton Financial Corp.	73,583	1,136,857
Glacier Bancorp, Inc.	21,317	1,155,381
Hilltop Holdings, Inc.	71,413	2,359,485
Home BancShares, Inc.	107,668	2,631,406
International Bancshares Corp.	50,693	2,209,201
Investors Bancorp, Inc.	193,006	2,574,700
JPMorgan Chase & Co.	88,383	13,007,326
Pinnacle Financial Partners, Inc.	62,627	5,083,434
PNC Financial Services Group, Inc. (The)	42,751	7,197,558
Truist Financial Corp.	130,273	7,420,350

See Notes to Financial Statements.

PGIM Jennison Blend Fund 9

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)
UMB Financial Corp.	24,196	$2,041,417
Wintrust Financial Corp.	41,180	3,033,319

		84,495,619

Beverages 0.4%
PepsiCo, Inc.	34,428	4,447,753

Biotechnology 2.4%
Amicus Therapeutics, Inc.*	173,467	2,130,175
Apellis Pharmaceuticals, Inc.*	55,022	2,650,410
Blueprint Medicines Corp.*	28,456	2,794,948
Constellation Pharmaceuticals, Inc.*	49,404	1,244,981
Emergent BioSolutions, Inc.*	31,898	3,062,208
Five Prime Therapeutics, Inc.*	43,762	972,829
Intellia Therapeutics, Inc.*	23,309	1,409,262
Ironwood Pharmaceuticals, Inc.*(a)	103,638	956,579
Legend Biotech Corp., ADR*	42,997	1,168,658
Natera, Inc.*(a)	9,425	1,094,148
Novavax, Inc.*	3,383	782,251
Nurix Therapeutics, Inc.*	24,129	859,234
ORIC Pharmaceuticals, Inc.*	23,139	749,703
Sangamo Therapeutics, Inc.*	66,985	769,658
Turning Point Therapeutics, Inc.*	20,912	2,465,734
Twist Bioscience Corp.*	8,150	1,121,766
Veracyte, Inc.*	13,379	776,785
Vertex Pharmaceuticals, Inc.*	7,960	1,691,898
Zai Lab Ltd. (China), ADR*	7,146	1,054,178

		27,755,405

Building Products 1.6%
Advanced Drainage Systems, Inc.	17,070	1,878,042
AZEK Co., Inc. (The)*	15,742	694,380
Griffon Corp.	70,802	1,741,729
JELD-WEN Holding, Inc.*	103,222	3,060,532
Johnson Controls International PLC	176,365	9,839,403
UFP Industries, Inc.	23,733	1,447,713

		18,661,799

Capital Markets 2.5%
Artisan Partners Asset Management, Inc. (Class A Stock)	44,290	2,103,775
Blackstone Group, Inc. (The) (Class A Stock)	51,538	3,567,976
Brightsphere Investment Group, Inc.	209,903	3,799,244

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets (cont’d.)
Focus Financial Partners, Inc. (Class A Stock)*	20,780	$976,868
Goldman Sachs Group, Inc. (The)	32,617	10,420,479
Houlihan Lokey, Inc.	51,851	3,295,650
Lazard Ltd. (Class A Stock)	50,557	1,956,050
Moelis & Co. (Class A Stock)	19,977	1,031,612
Open Lending Corp. (Class A Stock)*	26,149	999,938

		28,151,592

Chemicals 1.9%
Avient Corp.	92,139	3,982,248
FMC Corp.	48,190	4,900,441
HB Fuller Co.	17,123	960,087
Ingevity Corp.*	17,874	1,241,885
Linde PLC (United Kingdom)	38,532	9,412,212
Tronox Holdings PLC (Class A Stock)	72,565	1,330,842

		21,827,715

Commercial Services & Supplies 0.0%
Harsco Corp.*	22,319	365,139

Construction & Engineering 1.2%
Great Lakes Dredge & Dock Corp.*	398,672	6,055,828
MasTec, Inc.*	21,979	1,906,678
Primoris Services Corp.	68,182	2,282,052
WillScot Mobile Mini Holdings Corp.*	121,087	3,357,742

		13,602,300

Construction Materials 0.5%
Summit Materials, Inc. (Class A Stock)*(a)	184,561	5,114,186
U.S. Concrete, Inc.*	21,157	1,088,739

		6,202,925

Consumer Finance 1.1%
Capital One Financial Corp.	51,197	6,153,367
PRA Group, Inc.*	37,200	1,371,192
SLM Corp.	347,968	5,494,415

		13,018,974

See Notes to Financial Statements.

PGIM Jennison Blend Fund 11

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Containers & Packaging 0.5%
Crown Holdings, Inc.*	50,134	$4,790,805
O-I Glass, Inc.	75,683	883,977

		5,674,782

Diversified Consumer Services 0.1%
Stride, Inc.*	40,797	981,168

Diversified Financial Services 0.1%
Cannae Holdings, Inc.*	29,559	1,104,029

Diversified Telecommunication Services 0.9%
Bandwidth, Inc. (Class A Stock)*(a)	34,577	5,475,614
Verizon Communications, Inc.	85,103	4,706,196

		10,181,810

Electrical Equipment 0.4%
Atkore, Inc.*	25,963	1,756,397
Plug Power, Inc.*	67,806	3,280,454

		5,036,851

Electronic Equipment, Instruments & Components 0.8%
Littelfuse, Inc.	9,880	2,570,974
Methode Electronics, Inc.	53,983	2,101,558
nLight, Inc.*	65,110	2,481,993
Plexus Corp.*	26,896	2,258,726

		9,413,251

Energy Equipment & Services 0.4%
Cactus, Inc. (Class A Stock)	78,294	2,495,230
ChampionX Corp.*	56,447	1,200,627
Liberty Oilfield Services, Inc. (Class A Stock)	68,626	802,238

		4,498,095

Entertainment 2.6%
Netflix, Inc.*	22,443	12,093,411
Spotify Technology SA*	20,251	6,224,752
Walt Disney Co. (The)*	60,284	11,396,087

		29,714,250

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) 1.7%
Cousins Properties, Inc.	112,873	$3,785,760
DiamondRock Hospitality Co.*	125,160	1,266,619
Independence Realty Trust, Inc.	61,561	864,317
Industrial Logistics Properties Trust	58,616	1,246,762
Lexington Realty Trust	181,852	1,949,454
National Health Investors, Inc.	35,271	2,407,951
National Storage Affiliates Trust	43,929	1,693,463
QTS Realty Trust, Inc. (Class A Stock)	17,292	1,074,179
Retail Opportunity Investments Corp.	119,410	1,887,872
Retail Properties of America, Inc. (Class A Stock)(a)	163,307	1,719,623
Urban Edge Properties	68,270	1,126,455

		19,022,455

Food & Staples Retailing 1.5%
BJ’s Wholesale Club Holdings, Inc.*	86,987	3,495,138
Performance Food Group Co.*	72,156	3,913,741
Sprouts Farmers Market, Inc.*	93,219	1,967,853
Walmart, Inc.	58,401	7,587,458

		16,964,190

Food Products 1.2%
Adecoagro SA (Brazil)*	111,346	918,604
Darling Ingredients, Inc.*	28,529	1,798,468
Freshpet, Inc.*	20,654	3,219,546
Mondelez International, Inc. (Class A Stock)	112,431	5,976,832
Utz Brands, Inc.	64,354	1,626,226

		13,539,676

Gas Utilities 0.2%
New Jersey Resources Corp.	66,088	2,596,598

Health Care Equipment & Supplies 2.1%
BioLife Solutions, Inc.*	38,854	1,524,242
Danaher Corp.	20,863	4,582,975
DexCom, Inc.*	5,078	2,019,927
Integra LifeSciences Holdings Corp.*	26,539	1,813,675
Intersect ENT, Inc.*	91,137	2,078,835
Meridian Bioscience, Inc.*	66,038	1,392,081
Nevro Corp.*	6,580	1,086,884
Outset Medical, Inc.*	17,773	884,918
Silk Road Medical, Inc.*	22,061	1,208,281

See Notes to Financial Statements.

PGIM Jennison Blend Fund 13

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
Tandem Diabetes Care, Inc.*	25,639	$2,461,088
Zimmer Biomet Holdings, Inc.	33,052	5,389,459

		24,442,365

Health Care Providers & Services 2.1%
Acadia Healthcare Co., Inc.*	71,652	3,958,056
Brookdale Senior Living, Inc.*	218,946	1,274,266
Cigna Corp.	21,504	4,513,689
Community Health Systems, Inc.*	104,221	892,132
Covetrus, Inc.*	37,379	1,389,004
Ensign Group, Inc. (The)	14,918	1,223,574
HealthEquity, Inc.*	16,831	1,386,033
Laboratory Corp. of America Holdings*	23,488	5,635,006
Select Medical Holdings Corp.*	85,057	2,692,054
Tenet Healthcare Corp.*	25,947	1,323,816

		24,287,630

Health Care Technology 1.3%
Accolade, Inc.*	39,813	1,764,512
Inspire Medical Systems, Inc.*	19,943	4,642,531
Phreesia, Inc.*	65,699	4,024,064
Simulations Plus, Inc.	15,018	1,077,091
Teladoc Health, Inc.*(a)	12,667	2,800,547

		14,308,745

Hotels, Restaurants & Leisure 2.3%
Bloomin’ Brands, Inc.	32,948	818,428
Chipotle Mexican Grill, Inc.*	2,295	3,309,390
Jack in the Box, Inc.	56,716	5,804,883
McDonald’s Corp.	20,831	4,294,102
Penn National Gaming, Inc.*(a)	19,234	2,226,913
Royal Caribbean Cruises Ltd.	41,550	3,875,368
Rush Street Interactive, Inc.*	103,467	1,606,842
Wingstop, Inc.	32,097	4,370,007

		26,305,933

Household Durables 0.9%
Beazer Homes USA, Inc.*	49,246	870,177
D.R. Horton, Inc.	57,718	4,436,783
iRobot Corp.*	8,930	1,108,302
M/I Homes, Inc.*	17,204	858,480

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Household Durables (cont’d.)
Meritage Homes Corp.*	20,195	$1,702,640
Tri Pointe Homes, Inc.*	58,602	1,113,438

		10,089,820

Household Products 0.4%
Procter & Gamble Co. (The)	32,603	4,027,449

Independent Power & Renewable Electricity Producers 0.3%
NextEra Energy Partners LP	45,363	3,295,168

Insurance 2.3%
Axis Capital Holdings Ltd.	30,039	1,517,871
Chubb Ltd.	49,698	8,079,901
CNO Financial Group, Inc.	104,347	2,510,589
Goosehead Insurance, Inc. (Class A Stock)	19,445	2,518,905
Marsh & McLennan Cos., Inc.	45,610	5,255,184
MetLife, Inc.	103,324	5,951,462
Stewart Information Services Corp.	15,855	748,356

		26,582,268

Interactive Media & Services 5.2%
Alphabet, Inc. (Class A Stock)*	8,841	17,875,706
Alphabet, Inc. (Class C Stock)*	3,886	7,915,238
Bumble, Inc. (Class A Stock)*(a)	29,108	1,959,260
Facebook, Inc. (Class A Stock)*	51,742	13,329,774
Match Group, Inc.*	73,018	11,160,801
Snap, Inc. (Class A Stock)*	121,166	7,955,760

		60,196,539

Internet & Direct Marketing Retail 4.3%
1-800-Flowers.com, Inc. (Class A Stock)*	28,754	813,163
Amazon.com, Inc.*	8,224	25,436,256
Chewy, Inc. (Class A Stock)*(a)	50,696	5,148,686
Farfetch Ltd. (United Kingdom) (Class A Stock)*	67,747	4,463,172
MercadoLibre, Inc. (Argentina)*	5,840	9,566,563
Overstock.com, Inc.*(a)	10,547	708,442
Stamps.com, Inc.*	15,391	2,800,085

		48,936,367

IT Services 7.9%
Adyen NV (Netherlands), 144A*	4,634	10,662,408

See Notes to Financial Statements.

PGIM Jennison Blend Fund 15

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services (cont’d.)
Affirm Holdings, Inc.*	6,610	$615,127
Afterpay Ltd. (Australia)*	10,975	980,962
Evo Payments, Inc. (Class A Stock)*	59,457	1,513,775
Globant SA (Argentina)*	12,660	2,718,355
Mastercard, Inc. (Class A Stock)	16,390	5,799,601
Okta, Inc.*	4,630	1,210,514
PayPal Holdings, Inc.*	38,774	10,075,424
Shift4 Payments, Inc. (Class A Stock)*	46,045	3,522,443
Shopify, Inc. (Canada) (Class A Stock)*	15,776	20,208,583
Snowflake, Inc. (Class A Stock)*(a)	11,378	2,953,046
Square, Inc. (Class A Stock)*	38,277	8,804,858
Sykes Enterprises, Inc.*	42,530	1,737,776
Twilio, Inc. (Class A Stock)*	28,996	11,391,948
Visa, Inc. (Class A Stock)	42,350	8,994,716

		91,189,536

Leisure Products 1.1%
Brunswick Corp.	74,456	6,579,676
Nautilus, Inc.*	28,829	530,742
Peloton Interactive, Inc. (Class A Stock)*	42,289	5,094,556
YETI Holdings, Inc.*	11,462	788,242

		12,993,216

Life Sciences Tools & Services 0.9%
Fluidigm Corp.*	137,846	634,092
Medpace Holdings, Inc.*	13,323	2,164,055
NeoGenomics, Inc.*	49,363	2,516,032
Sartorius Stedim Biotech (France)	4,472	1,956,882
Syneos Health, Inc.*	33,084	2,559,047

		9,830,108

Machinery 1.6%
Colfax Corp.*(a)	62,946	2,791,655
Evoqua Water Technologies Corp.*	64,803	1,590,913
Fortive Corp.	54,418	3,581,793
Otis Worldwide Corp.	68,297	4,351,202
Rexnord Corp.	95,041	4,272,093
Trinity Industries, Inc.	55,457	1,780,170

		18,367,826

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Media 0.3%
Cardlytics, Inc.*(a)	18,392	$2,435,652
Gray Television, Inc.*	58,992	1,070,705

		3,506,357

Mortgage Real Estate Investment Trusts (REITs) 0.1%
Arbor Realty Trust, Inc.	93,725	1,562,396

Multi-Utilities 1.0%
Dominion Energy, Inc.	173,207	11,833,502

Oil, Gas & Consumable Fuels 1.7%
ConocoPhillips	316,883	16,481,085
PDC Energy, Inc.*	91,478	3,197,156

		19,678,241

Paper & Forest Products 0.2%
Clearwater Paper Corp.*	38,729	1,355,902
Schweitzer-Mauduit International, Inc.	17,503	817,390

		2,173,292

Personal Products 0.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	21,672	6,195,158

Pharmaceuticals 2.1%
AstraZeneca PLC (United Kingdom), ADR	175,760	8,503,269
Bristol-Myers Squibb Co.	72,508	4,446,915
Eli Lilly & Co.	44,212	9,058,597
Revance Therapeutics, Inc.*	72,459	1,902,773

		23,911,554

Professional Services 0.5%
Acacia Research Corp.*	106,588	756,775
CBIZ, Inc.*	33,745	1,017,412
Kforce, Inc.	16,093	826,375
TriNet Group, Inc.*	23,091	1,853,515
Upwork, Inc.*	21,433	1,154,810

		5,608,887

Real Estate Management & Development 0.1%
Redfin Corp.*	8,528	645,911

See Notes to Financial Statements.

PGIM Jennison Blend Fund 17

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Road & Rail 2.5%
Marten Transport Ltd.	57,216	$925,755
Saia, Inc.*	34,854	6,989,273
TFI International, Inc. (Canada)	29,729	2,075,679
Uber Technologies, Inc.*	153,272	7,931,826
Union Pacific Corp.	39,273	8,088,667
Werner Enterprises, Inc.	56,485	2,424,336

		28,435,536

Semiconductors & Semiconductor Equipment 5.6%
Amkor Technology, Inc.	100,885	2,410,143
Axcelis Technologies, Inc.*	24,742	912,237
Broadcom, Inc.	17,045	8,008,934
Brooks Automation, Inc.	66,824	5,557,084
FormFactor, Inc.*	24,307	1,102,809
Inphi Corp.*	18,681	3,074,706
Lattice Semiconductor Corp.*	91,315	4,394,078
MACOM Technology Solutions Holdings, Inc.*	20,224	1,301,414
MaxLinear, Inc.*	45,179	1,796,769
NVIDIA Corp.	22,358	12,265,152
QUALCOMM, Inc.	33,406	4,549,563
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	71,193	8,966,046
Texas Instruments, Inc.	44,031	7,585,220
Tower Semiconductor Ltd. (Israel)*	80,004	2,351,318

		64,275,473

Software 6.9%
Adobe, Inc.*	21,844	10,041,032
Atlassian Corp. PLC (Class A Stock)*	18,900	4,492,530
Blackline, Inc.*(a)	11,863	1,471,249
ChannelAdvisor Corp.*	48,307	1,091,738
Coupa Software, Inc.*	16,662	5,769,384
Crowdstrike Holdings, Inc. (Class A Stock)*	23,369	5,047,704
CyberArk Software Ltd.*	8,287	1,216,780
Descartes Systems Group, Inc. (The) (Canada)*	21,697	1,270,576
Digital Turbine, Inc.*	19,084	1,575,766
Everbridge, Inc.*(a)	17,389	2,664,516
Microsoft Corp.	84,481	19,631,695
PagerDuty, Inc.*(a)	42,427	1,898,184
PTC, Inc.*	27,210	3,726,137
Q2 Holdings, Inc.*	17,151	2,090,364
RingCentral, Inc. (Class A Stock)*	14,954	5,655,005
Trade Desk, Inc. (The) (Class A Stock)*	6,627	5,337,320
Varonis Systems, Inc.*(a)	18,995	3,486,342

See Notes to Financial Statements.

18

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)
Vertex, Inc. (Class A Stock)*	31,538	$969,794
Zoom Video Communications, Inc. (Class A Stock)*	3,431	1,281,856

		78,717,972

Specialty Retail 3.1%
Advance Auto Parts, Inc.	11,646	1,867,436
Asbury Automotive Group, Inc.*	7,380	1,250,541
Boot Barn Holdings, Inc.*	33,737	2,038,389
Buckle, Inc. (The)	42,020	1,615,249
Camping World Holdings, Inc. (Class A Stock)	29,858	934,555
Carvana Co.*	10,430	2,956,905
Five Below, Inc.*	3,948	734,802
Lowe’s Cos., Inc.	38,227	6,106,763
MarineMax, Inc.*	28,134	1,256,183
Michaels Cos., Inc. (The)*(a)	80,406	1,206,090
National Vision Holdings, Inc.*	56,738	2,694,488
Ross Stores, Inc.	42,917	5,005,839
TJX Cos., Inc. (The)	56,900	3,754,831
Vroom, Inc.*	44,127	1,952,620
Zumiez, Inc.*	45,985	2,073,004

		35,447,695

Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	241,683	29,306,481
Super Micro Computer, Inc.*	59,139	1,929,705

		31,236,186

Textiles, Apparel & Luxury Goods 2.3%
Crocs, Inc.*	11,502	882,434
Kontoor Brands, Inc.	76,210	3,219,873
Lululemon Athletica, Inc.*	14,768	4,602,890
LVMH Moet Hennessy Louis Vuitton SE (France)	13,812	8,765,575
NIKE, Inc. (Class B Stock)	64,653	8,713,931

		26,184,703

Thrifts & Mortgage Finance 0.5%
Axos Financial, Inc.*	53,025	2,453,467
HomeStreet, Inc.	20,488	880,164
WSFS Financial Corp.	46,407	2,466,068

		5,799,699

See Notes to Financial Statements.

PGIM Jennison Blend Fund 19

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Trading Companies & Distributors 1.1%
Boise Cascade Co.	31,897	$1,592,936
Herc Holdings, Inc.*	28,739	2,522,135
Rush Enterprises, Inc. (Class A Stock)	56,624	2,402,556
United Rentals, Inc.*	20,449	6,081,124

		12,598,751

Water Utilities 0.2%
California Water Service Group	38,216	2,099,969

TOTAL LONG-TERM INVESTMENTS
(cost $691,496,247)		1,131,122,302

SHORT-TERM INVESTMENTS 4.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	14,167,073	14,167,073
PGIM Institutional Money Market Fund (cost $32,690,112; includes $32,684,956 of cash collateral for securities on loan)(b)(wa)	32,743,189	32,726,818

TOTAL SHORT-TERM INVESTMENTS
(cost $46,857,185)		46,893,891

TOTAL INVESTMENTS 102.7%
(cost $738,353,432)		1,178,016,193
Liabilities in excess of other assets (2.7)%		(30,412,739)

NET ASSETS 100.0%		$1,147,603,454

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $32,317,067; cash collateral of $32,684,956 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

See Notes to Financial Statements.

20

(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$8,050,881	$ 9,656,673	$—
Air Freight & Logistics	4,851,533	—	—
Airlines	3,530,445	—	—
Auto Components	1,955,964	—	—
Automobiles	31,056,178	—	—
Banks	84,495,619	—	—
Beverages	4,447,753	—	—
Biotechnology	27,755,405	—	—
Building Products	18,661,799	—	—
Capital Markets	28,151,592	—	—
Chemicals	21,827,715	—	—
Commercial Services & Supplies	365,139	—	—
Construction & Engineering	13,602,300	—	—
Construction Materials	6,202,925	—	—
Consumer Finance	13,018,974	—	—
Containers & Packaging	5,674,782	—	—
Diversified Consumer Services	981,168	—	—
Diversified Financial Services	1,104,029	—	—
Diversified Telecommunication Services	10,181,810	—	—
Electrical Equipment	5,036,851	—	—
Electronic Equipment, Instruments & Components	9,413,251	—	—
Energy Equipment & Services	4,498,095	—	—
Entertainment	29,714,250	—	—
Equity Real Estate Investment Trusts (REITs)	19,022,455	—	—
Food & Staples Retailing	16,964,190	—	—
Food Products	13,539,676	—	—
Gas Utilities	2,596,598	—	—
Health Care Equipment & Supplies	24,442,365	—	—
Health Care Providers & Services	24,287,630	—	—
Health Care Technology	14,308,745	—	—

See Notes to Financial Statements.

PGIM Jennison Blend Fund 21

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$26,305,933	$—	$—
Household Durables	10,089,820	—	—
Household Products	4,027,449	—	—
Independent Power & Renewable Electricity Producers	3,295,168	—	—
Insurance	26,582,268	—	—
Interactive Media & Services	60,196,539	—	—
Internet & Direct Marketing Retail	48,936,367	—	—
IT Services	79,546,166	11,643,370	—
Leisure Products	12,993,216	—	—
Life Sciences Tools & Services	7,873,226	1,956,882	—
Machinery	18,367,826	—	—
Media	3,506,357	—	—
Mortgage Real Estate Investment Trusts (REITs)	1,562,396	—	—
Multi-Utilities	11,833,502	—	—
Oil, Gas & Consumable Fuels	19,678,241	—	—
Paper & Forest Products	2,173,292	—	—
Personal Products	6,195,158	—	—
Pharmaceuticals	23,911,554	—	—
Professional Services	5,608,887	—	—
Real Estate Management & Development	645,911	—	—
Road & Rail	28,435,536	—	—
Semiconductors & Semiconductor Equipment	64,275,473	—	—
Software	78,717,972	—	—
Specialty Retail	35,447,695	—	—
Technology Hardware, Storage & Peripherals	31,236,186	—	—
Textiles, Apparel & Luxury Goods	17,419,128	8,765,575	—
Thrifts & Mortgage Finance	5,799,699	—	—
Trading Companies & Distributors	12,598,751	—	—
Water Utilities	2,099,969	—	—
Affiliated Mutual Funds	46,893,891	—	—

Total	$1,145,993,693	$32,022,500	$—

See Notes to Financial Statements.

22

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2021 were as follows:

IT Services	7.9%
Banks	7.4
Software	6.9
Semiconductors & Semiconductor Equipment	5.6
Interactive Media & Services	5.2
Internet & Direct Marketing Retail	4.3
Affiliated Mutual Funds (2.8% represents investments purchased with collateral from securities on loan)	4.1
Specialty Retail	3.1
Technology Hardware, Storage & Peripherals	2.7
Automobiles	2.7
Entertainment	2.6
Road & Rail	2.5
Capital Markets	2.5
Biotechnology	2.4
Insurance	2.3
Hotels, Restaurants & Leisure	2.3
Textiles, Apparel & Luxury Goods	2.3
Health Care Equipment & Supplies	2.1
Health Care Providers & Services	2.1
Pharmaceuticals	2.1
Chemicals	1.9
Oil, Gas & Consumable Fuels	1.7
Equity Real Estate Investment Trusts (REITs)	1.7
Building Products	1.6
Machinery	1.6
Aerospace & Defense	1.5
Food & Staples Retailing	1.5
Health Care Technology	1.3
Construction & Engineering	1.2
Food Products	1.2
Consumer Finance	1.1
Leisure Products	1.1
Trading Companies & Distributors	1.1
Multi-Utilities	1.0

Diversified Telecommunication Services	0.9%
Household Durables	0.9
Life Sciences Tools & Services	0.9
Electronic Equipment, Instruments & Components	0.8
Construction Materials	0.5
Personal Products	0.5
Thrifts & Mortgage Finance	0.5
Containers & Packaging	0.5
Professional Services	0.5
Electrical Equipment	0.4
Air Freight & Logistics	0.4
Energy Equipment & Services	0.4
Beverages	0.4
Household Products	0.4
Airlines	0.3
Media	0.3
Independent Power & Renewable Electricity Producers	0.3
Gas Utilities	0.2
Paper & Forest Products	0.2
Water Utilities	0.2
Auto Components	0.2
Mortgage Real Estate Investment Trusts (REITs)	0.1
Diversified Financial Services	0.1
Diversified Consumer Services	0.1
Real Estate Management & Development	0.1
Commercial Services & Supplies	0.0 *

102.7
Liabilities in excess of other assets	(2.7)

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Jennison Blend Fund 23

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$32,317,067	$(32,317,067)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

24

Statement of Assets and Liabilities (unaudited)

as of February 28, 2021

Assets
Investments at value, including securities on loan of $32,317,067:
Unaffiliated investments (cost $691,496,247)	$1,131,122,302
Affiliated investments (cost $46,857,185)	46,893,891
Cash	25
Receivable for investments sold	4,317,243
Dividends receivable	784,841
Receivable for Fund shares sold	759,837
Tax reclaim receivable	91,393
Prepaid expenses and other assets	4,946

Total Assets	1,183,974,478

Liabilities
Payable to broker for collateral for securities on loan	32,684,956
Payable for investments purchased	1,455,005
Payable for Fund shares purchased	1,135,866
Management fee payable	434,571
Accrued expenses and other liabilities	286,059
Distribution fee payable	264,608
Affiliated transfer agent fee payable	109,952
Payable to custodian	7

Total Liabilities	36,371,024

Net Assets	$1,147,603,454

Net assets were comprised of:
Common stock, at par	$453,790
Paid-in capital in excess of par	604,289,402
Total distributable earnings (loss)	542,860,262

Net assets, February 28, 2021	$1,147,603,454

See Notes to Financial Statements.

PGIM Jennison Blend Fund 25

Statement of Assets and Liabilities (unaudited)

as of February 28, 2021

Class A

Net asset value and redemption price per share,
($ 1,099,332,971 ÷ 43,436,216 shares of common stock issued and outstanding)	$25.31
Maximum sales charge (5.50% of offering price)	1.47

Maximum offering price to public	$26.78

Class C
Net asset value, offering price and redemption price per share,
($ 5,645,497 ÷ 262,898 shares of common stock issued and outstanding)	$21.47

Class Z
Net asset value, offering price and redemption price per share,
($ 42,608,364 ÷ 1,679,252 shares of common stock issued and outstanding)	$25.37

Class R6
Net asset value, offering price and redemption price per share,
($ 16,622 ÷ 655 shares of common stock issued and outstanding)	$25.38

See Notes to Financial Statements.

26

Statement of Operations (unaudited)

Six Months Ended February 28, 2021

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $8,402 foreign withholding tax)	$5,295,531
Income from securities lending, net (including affiliated income of $38,872)	129,114
Affiliated dividend income	21,087

Total income	5,445,732

Expenses
Management fee	2,561,172
Distribution fee(a)	1,547,558
Transfer agent’s fees and expenses (including affiliated expense of $243,740)(a)	598,021
Custodian and accounting fees	60,166
Registration fees(a)	34,045
Shareholders’ reports	18,877
Legal fees and expenses	12,722
Audit fee	12,017
Directors’ fees	10,381
Miscellaneous	15,327

Total expenses	4,870,286
Less: Fee waiver and/or expense reimbursement(a)	(8,003)

Net expenses	4,862,283

Net investment income (loss)	583,449

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(14,398))	128,993,234
Foreign currency transactions	(9,146)

128,984,088

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(14,756))	63,638,665
Foreign currencies	570

63,639,235

Net gain (loss) on investment and foreign currency transactions	192,623,323

Net Increase (Decrease) In Net Assets Resulting From Operations	$193,206,772

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,517,791	29,767	—	—
Transfer agent’s fees and expenses	573,924	6,514	17,560	23
Registration fees	10,308	7,864	7,882	7,991
Fee waiver and/or expense reimbursement	—	—	—	(8,003)

See Notes to Financial Statements.

PGIM Jennison Blend Fund 27

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2021	Year Ended August 31, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$583,449	$3,316,910
Net realized gain (loss) on investment and foreign currency transactions	128,984,088	70,971,981
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	63,639,235	119,776,593

Net increase (decrease) in net assets resulting from operations	193,206,772	194,065,484

Dividends and Distributions
Distributions from distributable earnings
Class A	(77,340,033)	(59,618,022)
Class B	—	(216,019)
Class C	(534,155)	(422,953)
Class Z	(3,017,918)	(2,232,703)
Class R6	(1,170)	(823)

	(80,893,276)	(62,490,520)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	9,416,234	11,898,639
Net asset value of shares issued in reinvestment of dividends and distributions	79,335,840	61,190,709
Cost of shares purchased	(60,117,250)	(106,905,881)

Net increase (decrease) in net assets from Fund share transactions	28,634,824	(33,816,533)

Total increase (decrease)	140,948,320	97,758,431

Net Assets:
Beginning of period	1,006,655,134	908,896,703

End of period	$1,147,603,454	$1,006,655,134

See Notes to Financial Statements.

28

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Jennison Blend Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PGIM Jennison Blend Fund (the “Fund”) is the sole series of the Company. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is long-term capital growth.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Jennison Blend Fund 29

Notes to Financial Statements (unaudited)

(continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of

30

the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed

PGIM Jennison Blend Fund 31

Notes to Financial Statements (unaudited)

(continued)

with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates

32

by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The Manager pays for the services of Jennison.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to $500 million, 0.475% of the next $500 million of the Fund’s average daily net assets and 0.45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.49% for the reporting period ended February 28, 2021.

The Manager has contractually agreed, through December 31, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.68% of average

PGIM Jennison Blend Fund    33

Notes to Financial Statements (unaudited)

(continued)

daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

For the reporting period ended February 28, 2021, PIMS received $85,631 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended February 28, 2021, PIMS received $59 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

34

agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. For the reporting period ended February 28, 2021, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2021, were $434,736,796 and $484,055,324, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 25,596,719	$92,374,897	$103,804,543	$—	$—	$14,167,073	14,167,073	$21,087

PGIM Institutional Money Market Fund (1)(b)(wa)
176,090,925	226,786,946	370,121,899	(14,756)	(14,398)	32,726,818	32,743,189	38,872	(2)

$201,687,644	$319,161,843	$473,926,442	$(14,756)	$(14,398)	$46,893,891		$59,959

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

PGIM Jennison Blend Fund    35

Notes to Financial Statements (unaudited)

(continued)

(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2021 were as follows:

Tax Basis	$741,614,574

Gross Unrealized Appreciation	448,441,244
Gross Unrealized Depreciation	(12,039,625)

Net Unrealized Appreciation	$436,401,619

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2020 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Effective January 22, 2021, Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

36

The Company is authorized to issue 1 billion shares of capital stock, $0.01 par value per share, designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	200,000,000
Class B	5,000,000
Class C	25,000,000
Class Z	340,000,000
Class T	100,000,000
Class R6	330,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of February 28, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	31,160	0.1%
Class R6	655	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	2	31.5%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount

Six months ended February 28, 2021:
Shares sold	258,241	$6,241,919
Shares issued in reinvestment of dividends and distributions	3,250,340	75,862,913
Shares purchased	(2,345,484)	(55,906,397)

Net increase (decrease) in shares outstanding before conversion	1,163,097	26,198,435
Shares issued upon conversion from other share class(es)	65,991	1,667,442
Shares purchased upon conversion into other share class(es)	(91,421)	(2,238,840)

Net increase (decrease) in shares outstanding	1,137,667	$25,627,037

Year ended August 31, 2020:
Shares sold	549,092	$10,651,039
Shares issued in reinvestment of dividends and distributions	2,917,581	58,380,797
Shares purchased	(5,071,202)	(99,503,966)

Net increase (decrease) in shares outstanding before conversion	(1,604,529)	(30,472,130)
Shares issued upon conversion from other share class(es)	231,471	4,487,820
Shares purchased upon conversion into other share class(es)	(176,475)	(3,477,240)

Net increase (decrease) in shares outstanding	(1,549,533)	$(29,461,550)

PGIM Jennison Blend Fund    37

Notes to Financial Statements (unaudited)

(continued)

Class B	Shares	Amount
Period ended June 26, 2020*:
Shares sold	3,597	$63,384
Shares issued in reinvestment of dividends and distributions	12,496	216,429
Shares purchased	(14,720)	(256,014)

Net increase (decrease) in shares outstanding before conversion	1,373	23,799
Shares purchased upon conversion into other share class(es)	(191,004)	(3,189,080)

Net increase (decrease) in shares outstanding	(189,631)	$(3,165,281)

Class C
Six months ended February 28, 2021:
Shares sold	40,498	$854,210
Shares issued in reinvestment of dividends and distributions	26,860	533,177
Shares purchased	(24,343)	(500,988)

Net increase (decrease) in shares outstanding before conversion	43,015	886,399
Shares purchased upon conversion into other share class(es)	(76,023)	(1,635,581)

Net increase (decrease) in shares outstanding	(33,008)	$(749,182)

Year ended August 31, 2020:
Shares sold	35,843	$586,375
Shares issued in reinvestment of dividends and distributions	24,008	416,778
Shares purchased	(63,200)	(1,037,747)

Net increase (decrease) in shares outstanding before conversion	(3,349)	(34,594)
Shares purchased upon conversion into other share class(es)	(73,188)	(1,234,212)

Net increase (decrease) in shares outstanding	(76,537)	$(1,268,806)

Class Z
Six months ended February 28, 2021:
Shares sold	95,198	$2,320,105
Shares issued in reinvestment of dividends and distributions	125,634	2,938,580
Shares purchased	(154,727)	(3,709,865)

Net increase (decrease) in shares outstanding before conversion	66,105	1,548,820
Shares issued upon conversion from other share class(es)	91,674	2,250,872
Shares purchased upon conversion into other share class(es)	(1,877)	(43,893)

Net increase (decrease) in shares outstanding	155,902	$3,755,799

Year ended August 31, 2020:
Shares sold	30,603	$597,841
Shares issued in reinvestment of dividends and distributions	108,577	2,175,882
Shares purchased	(317,205)	(6,108,154)

Net increase (decrease) in shares outstanding before conversion	(178,025)	(3,334,431)
Shares issued upon conversion from other share class(es)	183,946	3,640,323
Shares purchased upon conversion into other share class(es)	(11,108)	(227,611)

Net increase (decrease) in shares outstanding	(5,187)	$78,281

38

Class R6	Shares	Amount
Six months ended February 28, 2021:
Shares issued in reinvestment of dividends and distributions	50	$1,170

Net increase (decrease) in shares outstanding	50	$1,170

Year ended August 31, 2020:
Shares issued in reinvestment of dividends and distributions	41	$823

Net increase (decrease) in shares outstanding	41	$823

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8.	Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020
Total Commitment	$ 1,200,000,000	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2021.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Blend Fund    39

Notes to Financial Statements (unaudited)

(continued)

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or

40

disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule is scheduled to take effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Jennison Blend Fund    41

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$22.84		$19.81	$23.31	$21.09	$19.19	$20.82
Income (loss) from investment operations:
Net investment income (loss)	0.01		0.07	0.09	0.08	0.06	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.34		4.36	(1.39)	4.07	3.12	0.48
Total from investment operations	4.35		4.43	(1.30)	4.15	3.18	0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.10)	(0.09)	(0.02)	(0.17)	(0.04)
Distributions from net realized gains	(1.80)		(1.30)	(2.11)	(1.91)	(1.11)	(2.16)
Total dividends and distributions	(1.88)		(1.40)	(2.20)	(1.93)	(1.28)	(2.20)
Net asset value, end of period	$25.31		$22.84	$19.81	$23.31	$21.09	$19.19
Total Return(b):	19.74%		23.38%	(4.69)%	20.90%	17.31%	2.96%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,099		$966	$869	$998	$912	$874
Average net assets (in millions)	$1,020		$860	$889	$960	$890	$884
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.93	%(e)	0.96%	0.96%	0.93%	0.97%	0.98%
Expenses before waivers and/or expense reimbursement	0.93	%(e)	0.96%	0.96%	0.93%	0.97%	0.98%
Net investment income (loss)	0.11	%(e)	0.37%	0.43%	0.36%	0.30%	0.48%
Portfolio turnover rate(f)	42%		66%	50%	50%	53%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.67		$17.32	$20.77	$19.10	$17.50	$19.27
Income (loss) from investment operations:
Net investment income (loss)	(0.10	)(b)	(0.11)	(0.08)	(0.08)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.70		3.76	(1.26)	3.66	2.84	0.43
Total from investment operations	3.60		3.65	(1.34)	3.58	2.77	0.39
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	(0.06)	-
Distributions from net realized gains	(1.80)		(1.30)	(2.11)	(1.91)	(1.11)	(2.16)
Total dividends and distributions	(1.80)		(1.30)	(2.11)	(1.91)	(1.17)	(2.16)
Net asset value, end of period	$21.47		$19.67	$17.32	$20.77	$19.10	$17.50
Total Return(c):	19.08%		22.08%	(5.60)%	19.99%	16.51%	2.18%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6		$6	$6	$20	$20	$20
Average net assets (in millions)	$6		$6	$14	$20	$20	$22
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.99	%(f)	2.01%	1.81%	1.70%	1.67%	1.68%
Expenses before waivers and/or expense reimbursement	1.99	%(f)	2.01%	1.81%	1.70%	1.67%	1.68%
Net investment income (loss)	(0.96	)%(f)	(0.67)%	(0.46)%	(0.41)%	(0.40)%	(0.22)%
Portfolio turnover rate(g)	42%		66%	50%	50%	53%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to the timing of income earned.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Blend Fund 43

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended
	February 28,		Year Ended August 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$22.91		$19.87	$23.38	$21.13	$19.22	$20.86
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.13	0.14	0.14	0.12	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.34		4.37	(1.39)	4.08	3.12	0.48
Total from investment operations	4.39		4.50	(1.25)	4.22	3.24	0.63
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.16)	(0.15)	(0.06)	(0.22)	(0.11)
Distributions from net realized gains	(1.80)		(1.30)	(2.11)	(1.91)	(1.11)	(2.16)
Total dividends and distributions	(1.93)		(1.46)	(2.26)	(1.97)	(1.33)	(2.27)
Net asset value, end of period	$25.37		$22.91	$19.87	$23.38	$21.13	$19.22
Total Return(b):	19.89%		23.68%	(4.42)%	21.24%	17.67%	3.24%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$43		$35	$30	$36	$32	$33
Average net assets (in millions)	$38		$31	$31	$34	$30	$37
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.64	%(e)	0.68%	0.69%	0.66%	0.67%	0.68%
Expenses before waivers and/or expense reimbursement	0.64	%(e)	0.68%	0.69%	0.66%	0.67%	0.68%
Net investment income (loss)	0.38	%(e)	0.65%	0.70%	0.64%	0.60%	0.77%
Portfolio turnover rate(f)	42%		66%	50%	50%	53%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Class R6 Shares
	Six Months Ended February 28,		Year Ended August 31,		October 26, 2017(a) through August 31,
	2021		2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.91		$19.87	$23.38	$21.85
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.13	0.14	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.35		4.37	(1.39)	3.37
Total from investment operations	4.40		4.50	(1.25)	3.50
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.16)	(0.15)	(0.06)
Distributions from net realized gains	(1.80)		(1.30)	(2.11)	(1.91)
Total dividends and distributions	(1.93)		(1.46)	(2.26)	(1.97)
Net asset value, end of period	$25.38		$22.91	$19.87	$23.38
Total Return(c):	19.94%		23.69%	(4.42)%	17.25%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$17		$14	$11	$12
Average net assets (in thousands)	$15		$12	$11	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.64	%(e)	0.68%	0.68%	0.66	%(e)
Expenses before waivers and/or expense reimbursement	107.91	%(e)	130.02%	165.48%	218.39	%(e)
Net investment income (loss)	0.39	%(e)	0.65%	0.71%	0.68	%(e)
Portfolio turnover rate(f)	42%		66%	50%	50%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Blend Fund 45

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jon Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Blend Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON BLEND FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PBQAX	PRECX	PEQZX	PBQQX
CUSIP	74441T108	74441T306	74441T405	74441T603

MF101E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –           Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Blend Fund, Inc.

By:	/s/ Andrew R. French Andrew R. French Secretary

Date:	April 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker President and Principal Executive Officer

Date:	April 20, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly Treasurer and Principal Financial and Accounting Officer

Date:	April 20, 2021